Balance Sheet Components (Schedule of Deferred Revenue) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 78,300	$ 63,654
Deferred cost of revenue	1,633	1,655
Total deferred revenue, net	76,667	61,999
Less current portion	56,184	44,094
Total deferred income taxes and other tax liabilities	20,483	17,905
Products and Licenses [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	10,044	10,904
Deferred cost of revenue	1,445	1,473
Services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	68,256	52,750
Deferred cost of revenue	$ 188	$ 182